Consolidated statement of changes in equity - GBP (£) £ in Millions		Called-up share capital	Paid-in equity		Share premium account		Merger reserve	FVOCI reserve		Cash flow hedging reserve		Foreign exchange reserve		Capital redemption reserve		Retained earnings		Own shares held	Shareholders' equity	Non-controlling interests	Ordinary shareholders	Preference shareholders	Total
At 1 January at Dec. 31, 2015		£ 11,625	£ 2,646		£ 25,425		£ 10,881	£ 307	[1]	£ 458		£ 1,674		£ 4,542		£ (4,020)		£ (107)		£ 716
Ordinary shares issued		198			268
Preference shares redeemed	[2]															(1,160)
Redeemed/reclassified			(110)	[3]												(21)
Securities issued during the year (2)	[4]		2,046
Capital reduction																				(42)
Movements in Fair value through other comprehensive income - unrealised (losses)/gains								282
Realised gains								(376)
Tax								25
Amount recognized in equity	[5]									1,867
Amount transferred from equity to earnings	[6]									(1,102)
Tax										(193)
Retranslation of net assets												1,470
Foreign currency losses on hedges of net assets												(278)
Tax												62
Recycled to profit or loss on disposal of businesses	[7]											(40)
Profit attributable to ordinary shareholders and other equity owners																(5,199)
Equity preference dividends paid																(260)
Paid-in equity dividends paid																(303)
Dividend access share dividend																(1,193)
Other movements																(1,049)
Remeasurement of the retirement benefit schemes, tax																288
Shares issued under employee share schemes																(10)		41
Share-based payments																(9)
Own shares acquired																		(66)
Currency translation adjustments and other movements																				111			£ 6,518
(Loss)/profit attributable to non-controlling interests																				10
At 31 December at Dec. 31, 2016		11,823	4,582		25,693		10,881	238	[1]	1,030	[8]	2,888	[8]	4,542		(12,936)		(132)	£ 48,609	795	£ 41,462	£ 2,565	49,404
Ordinary shares issued		142			235
Redeemed/reclassified			(524)	[3]												(196)
Redemption of debt preference shares	[9]				748											748
Capital reduction					(25,789)	[10]								£ (4,542)	[10]	(30,331)	[10]			(59)
Movements in Fair value through other comprehensive income - unrealised (losses)/gains								202
Realised gains								(176)
Tax								(9)
Amount recognized in equity	[5]									(277)
Amount transferred from equity to earnings	[6]									(792)
Tax										266
Retranslation of net assets												111
Foreign currency losses on hedges of net assets												(6)
Tax												(1)
Recycled to profit or loss on disposal of businesses	[7]											(22)
Profit attributable to ordinary shareholders and other equity owners																1,473
Equity preference dividends paid																(234)
Paid-in equity dividends paid																(487)
Other movements																90
Remeasurement of the retirement benefit schemes, tax																(28)
Changes in fair value of credit in financial liabilities designated at fair value through profit, gross																(126)
Changes in fair value of credit in financial liabilities designated at fair value through profit, tax																18
Shares issued under employee share schemes																(5)		161
Share-based payments																(22)
Own shares acquired																		(72)
Currency translation adjustments and other movements																				17			426
(Loss)/profit attributable to non-controlling interests																				35
Dividends paid																				(25)
At 31 December at Dec. 31, 2017		11,965	4,058		887		£ 10,881	255	[1]	227	[8]	2,970	[8]			17,130		(43)	48,330	763	41,707	2,565	49,093
Ordinary shares issued		84			140
Preference shares redeemed	[2]															(2,805)
Capital reduction																				(21)
Implementation of IFRS 9 on 1 January 2018								34								(105)	[1]
Movements in Fair value through other comprehensive income - unrealised (losses)/gains								97
Realised gains								(42)
Tax								(1)
Amount recognized in equity	[5]									(63)
Amount transferred from equity to earnings	[6]									(518)
Tax										163
Retranslation of net assets												195
Foreign currency losses on hedges of net assets												(33)
Tax												23
Recycled to profit or loss on disposal of businesses	[7]											123
Profit attributable to ordinary shareholders and other equity owners																2,159
Equity preference dividends paid																(182)
Paid-in equity dividends paid																(355)
Ordinary dividend paid																(241)
Realised gains in period on FVOCI equity shares, net of tax																6
contributions in preparation for ring-fencing																							(2,053)
Other movements																86
Remeasurement of the retirement benefit schemes, tax																539
Changes in fair value of credit in financial liabilities designated at fair value through profit, gross																200
Changes in fair value of credit in financial liabilities designated at fair value through profit, tax																(33)
Shares issued under employee share schemes																(2)		87
Share-based payments																(32)
Own shares acquired																		(65)
Currency translation adjustments and other movements																				25			160
(Loss)/profit attributable to non-controlling interests																				(8)
Dividends paid																				(5)
At 31 December at Dec. 31, 2018		£ 12,049	£ 4,058		£ 1,027			£ 343		£ (191)	[8]	£ 3,278	[8]			£ 14,312		£ (21)	£ 45,736	£ 754	£ 41,182	£ 496	£ 46,490

[1]	Refer to Note 33 for further information on the impact of IFRS 9 on classification and basis of preparation, year ended 31 December 2018 prepared under IFRS 9 prior years under IAS 39.
[2]	During 2018, non-cumulative US dollar, Euro and Sterling preference shares were redeemed.
[3]	Paid-in equity reclassified to liabilities as a result of the call of US$564 million and CAD321 million EMTN notes in August 2017 (redeemed in October 2017), the call of RBS Capital Trust D in March 2017 (redeemed in June 2017), the call of RBS Capital Trust C in May 2016 (redeemed in July 2016).
[4]	AT1 capital notes totalling £2.0 billion issued in August 2016.
[5]	The amount debited direct to the cash flow hedging reserve comprised £166 million in relation to interest rate hedges less a credit of £103 million in relation to foreign exchange hedges.
[6]	The cash flow hedging reserve was reduced by £25 million in relation to foreign exchange hedges and £493 million in relation to interest rate hedges which were credited in aggregate to net interest income.
[7]	No tax impact.
[8]	The hedging element of the cash flow hedging reserve and foreign exchange reserve relate mainly to de-designated hedges.
[9]	During 2017, non-cumulative US dollar preference shares were redeemed at their original issue price of US$1.1 billion. The nominal value of £0.3 million was credited to the capital redemption reserve; share premium increased by £0.7 billion in respect of the premium received on issue, with a corresponding decrease in retained earnings. During 2016, non-cumulative US dollar preference shares were redeemed at their original issue price of US$1.5 billion. The nominal value of £0.3 million was transferred from share capital to capital redemption reserve and ordinary owners equity was reduced by £0.4 billion in respect of the movement in exchange rates since issue.
[10]	On 15 June 2017, the Court of Session approved a reduction of RBSG plc capital so that the amounts which stood to the credit of share premium, account and capital redemption reserve were transferred to retained earnings.